CONCESSION CONTRACT ASSETS (Details Narrative) R$ in Millions	12 Months Ended
Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Borrowing costs capitalised	R$ 47
Borrowing costs capitalised	11.36%
Amortization rate	3.00%
Amortization rate	16.11%
Contract 0792020 [Member]
IfrsStatementLineItems [Line Items]
Repositioning factor	50.00%